EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS	6 Months Ended
Jun. 30, 2024
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS [Abstract]
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
21.   EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS

(a) Expenses by nature
	Periods ended June 30,
In thousands of USD	2024	2023
Staff cost
- Salaries, wages and other benefits	28,987	24,345
Share-based payment	15,896	21,847
Amortization
- intangible assets	640	154
Depreciation
- mining machines	9,487	11,208
- property, plant and equipment	21,392	20,376
- investment properties	1,347	1,280
- right-of-use assets	3,625	3,205
Electricity cost in operating mining machines	110,474	84,510
One-off incremental development expense	14,878	-
Cost of mining machines sold	-	4
Consulting service fee	3,712	5,650
Office expenses	2,058	1,894
Travel expenses	1,760	1,227
Insurance fee	1,566	692
Research and development technical service fees	1,424	1,104
Advertising expenses	1,082	628
Expenses of low-value consumables	843	1,126
Expenses of short-term leases	160	159
Logistic expenses	148	243
Expenses of variable payment lease	134	193
Others	4,482	6,422
Total cost of revenue, selling, general and administrative and research and development expenses	224,095	186,267

(b) Other operating income / (expenses)
	Periods ended June 30,
In thousands of USD	2024	2023
Net gains on disposal of cryptocurrencies	3,981	471
Change in fair value of cryptocurrency-settled receivables and payables	32	-
Reversal / (recognition) of impairment loss of cryptocurrencies	(823)	1
Net losses on disposal of mining machines	-	(572)
Others	(13)	-
Total	3,177	(100)

(c) Other net gains / (losses)
	Periods ended June 30,
In thousands of USD	2024	2023
Changes in fair value of financial assets at fair value through profit or loss	1,440	2,238
Net gains / (losses) on disposal of property, plant and equipment	26	(51)
Government grants	15	31
Change in fair value of derivative liabilities	(14,230)	-
Others	(271)	(610)
Total	(13,020)	1,608

(d) Finance income / (expenses)
	Periods ended June 30,
In thousands of USD	2024	2023
Interest income	3,535	4,074
Cryptocurrency transaction service fee	(25)	(37)
Loss on foreign currency transactions	(397)	(2,335)
Interest expense on borrowings	(1,242)	(1,390)
Interest on lease liabilities	(1,676)	(1,299)
Others	(88)	(140)
Total	107	(1,127)